Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information
Schedule of Segment Information

	Campus and education services	International education & testing	AI application & enterprise solution	Total

Revenue	$6,993,121	$92,189	$396,101	$7,481,411
Cost of sales	(5,402,824)	(43,781)	(150,961)	(5,596,566)
Gross profit	$1,590,297	$48,408	$245,140	$1,883,845

For the year ended March 31, 2025:

	Campus and education services	International education & testing	AI application & enterprise solution	Total

Revenue	$5,841,937	$—	$843,450	$6,685,387
Cost of sales	(2,316,979)	—	(575,537)	(2,892,516)
Gross profit	$3,524,958	$—	$267,913	$3,792,871